Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other financial assets [Line Items]
Non-current financial assets at fair value through profit or loss	€ 284	€ 322	€ 283
Non-current financial assets measured at fair value through other comprehensive income	258	284	300
Non-current financial assets at amortised cost	77	54	47
Other non-current financial assets	619	660	€ 630
Acquisitions	105	150
Sales redemptions	58	86
Value adjustment through OCI	(17)	(35)
Value adjustment through P&L	(39)	5
Translation Differences And Other	(44)	2
Reclassifications	12	(2)
Financial assets impaired [member]
Other financial assets [Line Items]
Impairment loss on financial assets		(5)
Financial assets at fair value through profit or loss, category [member]
Other financial assets [Line Items]
Acquisitions	71	114
Sales redemptions	33	75
Value adjustment through OCI	0	0
Value adjustment through P&L	(39)	5
Translation Differences And Other	(29)	(2)
Reclassifications	(8)	1
Financial assets at fair value through profit or loss, category [member] | Financial assets impaired [member]
Other financial assets [Line Items]
Impairment loss on financial assets		(3)
Financial assets at fair value through other comprehensive income, category [member]
Other financial assets [Line Items]
Acquisitions	14	18
Sales redemptions	14	3
Value adjustment through OCI	(17)	(35)
Translation Differences And Other	(14)	5
Reclassifications	5	(2)
Financial assets at amortised cost, category [member]
Other financial assets [Line Items]
Acquisitions	20	18
Sales redemptions	11	8
Value adjustment through P&L	0	0
Translation Differences And Other	(1)	(1)
Reclassifications	€ 15	(1)
Financial assets at amortised cost, category [member] | Financial assets impaired [member]
Other financial assets [Line Items]
Impairment loss on financial assets		€ (1)